Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Segment	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Jun. 30, 2018	Jul. 02, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate		28.880		28.880	37.569	18.593	28.880
Gain on foreign currency translation	$ (74,179)	$ (58,579)	$ (106,513)	$ (58,579)	$ (187,660)
Allowance for doubtful accounts					1,681	3,421
Bad debt expense				(142,499)	(163,613)	76,215
Write-offs of accounts receivable					422	2,913
Inventory write downs			111,327			61,000
Cash, FDIC insured amount	250,000		250,000		250,000
Cash, uninsured amount	167,640		167,640		48,900	146,952
Revenue from sale of real estate	8,560		$ 8,560		$ 3,725,867
Deferred revenue								$ 82,500
Number of operating segment | Segment			1		1
Advertising expense					$ 156,006	151,749
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	52,157		$ 52,157		43,165	46,939
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 827,576		$ 827,576		995,327	1,685,725
Argentine Bank [Member]
Property, Plant and Equipment [Line Items]
Cash, uninsured amount held in Argentine bank accounts					48,929	102,866
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Bad debt expense					$ 367	$ 127,087
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate			100.00%		100.00%